Income Taxes And Tax Status (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes And Tax Status [Abstract]
Schedule Of Effective Income Tax Rate Reconciliation

	2020	2019
Tax benefit at statutory rate	$(4,111)	$(1,985)
State tax benefit	(842)	(407)
Increase in valuation allowance	4,307	2,341
Other	646	51
	$-	$-

Schedule Of Deferred Tax Assets And Liabilities

	2020	2019
Gross deferred tax assets:
Net operating loss carry-forward	$80,848	$83,865
Research and development credit carry-forward	6,603	7,608
Stock compensation	122	(28)
Patents and other	1,466	1,479
Contingent payment obligations	5,235	3,119
Inventories	-	139
Fixed assets	54	3
Accrued liabilities	64	200
Lease liabilities	77	142
Other	-	3
	94,469	96,530
Less valuation allowance	(94,245)	(96,320)
	224	210
Gross deferred tax liabilities:
Convertible debt	(224)	(210)
	(224)	(210)
Net deferred tax asset	$-	$-

Schedule Of Unrecognized Tax Benefits Roll Forward

	2020	2019
Unrecognized tax benefits – beginning of year	$927	$927
Unrecognized tax benefits – end of year	$927	$927